Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2017	$ 1,850,938	$ 72,945	$ (136,388)	$ 1,889,765	$ (3,888)	$ 21,038	$ 7,466
Adjustment on initial application of IFRS 9	(1,744)			(1,744)
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2017						31,185,641	10,938,125
Net profit (loss)	88,198			88,198
Other comprehensive loss	(339)				(339)
Issuance of stock for employee awards		(49)				$ 49
Issuance of stock for employee awards, shares						72,045
Share-based compensation expense	7,145	7,145
Dividends paid	(147,604)			(147,604)
Ending balance at Dec. 31, 2018	1,796,594	80,041	(136,388)	1,828,615	(4,227)	$ 21,087	$ 7,466
Ending balance, shares at Dec. 31, 2018						31,257,686	10,938,125
Net profit (loss)	247,002			247,002
Other comprehensive loss	(4,401)				(4,401)
Issuance of stock for employee awards		(55)				$ 55
Issuance of stock for employee awards, shares						80,170
Share-based compensation expense	6,149	6,149
Dividends paid	(110,438)			(110,438)
Ending balance at Dec. 31, 2019	1,934,906	86,135	(136,388)	1,965,179	(8,628)	$ 21,142	$ 7,466
Ending balance, shares at Dec. 31, 2019						31,337,856	10,938,125
Net profit (loss)	(607,062)			(607,062)
Other comprehensive loss	(15,454)				(15,454)
Issuance of stock for employee awards		(57)				$ 57
Issuance of stock for employee awards, shares						83,409
Share-based compensation expense	5,263	5,263
Dividends paid	(33,990)			(33,990)
Other	(105)			(105)
Ending balance at Dec. 31, 2020	$ 1,283,558	$ 91,341	$ (136,388)	$ 1,324,022	$ (24,082)	$ 21,199	$ 7,466
Ending balance, shares at Dec. 31, 2020						31,421,265	10,938,125